Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Dividend		₨ 367	₨ 361	₨ 609
Buyback of shares	[1]	105,000		110,000
Rent Paid			6,490	6,236
Entities controlled by directors [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		43	102	136
Assets purchased		741	240	290
Dividend		3,987	3,171	3,171
Buyback of shares		69,392		63,745
Rental income		45	43	42
Rent Paid		2	8	7
Others		119	63	31
Balance as at the year end
Receivables		94	132	39
Payables		23	8	57
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Dividend		243	191	191
Buyback of shares		4,076			[2]
Rent Paid		9	5	6
Remuneration and short-term benefits		354	341	248
Other benefits		178	173	130
Balance as at the year end
Payables		₨ 166	₨ 155	₨ 55

[1]	Refer to Note 22
[2]	Value is less than ₹1